Note 5 - Notes Payable (Details) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Nov. 05, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 29, 2014	Feb. 03, 2005	Nov. 25, 2014	Sep. 27, 2013
Note 5 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,500,000
Proceeds from Notes Payable		3,091,008	3,417,800
Payments to Acquire Loans Receivable	2,000,000
Loan Receivable Basis Spread on Variable Rate	1.75%
Other Long-term Investments		3,270,848	3,181,182
At Need Funding Line of Credit [Member]
Note 5 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							1,000,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		3.25%
Operating Line of Credit [Member]
Note 5 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							150,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		3.25%
Minimum [Member] | Puritan Financial Companies Inc [Member]
Note 5 - Notes Payable (Details) [Line Items]
Debt Instrument, Periodic Payment				400,000
Puritan Financial Companies Inc [Member]
Note 5 - Notes Payable (Details) [Line Items]
Proceeds from Notes Payable	2,000,000
Debt Instrument, Basis Spread on Variable Rate	0.25%
Debt Instrument, Periodic Payment	15,000
Debt Instrument Collateral Common Stock Shares (in Shares)	55,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				2,000,000
Other Long-term Investments		1,860,043	2,000,000
Investors Heritage Life [Member]
Note 5 - Notes Payable (Details) [Line Items]
Proceeds from Notes Payable					3,650,000
Payments to Acquire Property, Plant, and Equipment					3,650,000
Repayments of Bank Debt					3,000,000
Interest Expense		15,795
Interest Paid		$ 18,164